Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Net income	$ 76,041	$ 16,297	$ 138,091	$ 11,189
Other comprehensive income (loss), before tax:
Change in derivative instruments designated as cash flow hedges	(4,646)	(4,393)	(204)	(13,251)
Reclassification of realized loss on derivative instruments designated as cash flow hedges	1,297	590	2,491	528
Foreign currency translation adjustments	5	(39)	(41)	(102)
Comprehensive income (loss), before tax	72,697	12,455	140,337	(1,636)
Income tax benefit related to items of other comprehensive income (loss)	31	39	67	132
Comprehensive income (loss), after tax	72,728	12,494	140,404	(1,504)
Less: Dividends on preferred shares	2,246		2,246
Less: Comprehensive income (loss) attributable to the noncontrolling interest		308		(421)
Comprehensive income (loss) attributable to common shareholders	$ 70,482	$ 12,186	$ 138,158	$ (1,083)